Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2036 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.8%
General Electric Co., 4.90%, 01/29/36 ..... USD 345 $ 336,928
HEICO Corp., 5.40%, 08/01/36 ......... 70 69,292
Honeywell Aerospace, Inc., 4.95%, 03/16/36
(a)
1,005 968,797
Howmet Aerospace, Inc., 4.75%, 04/15/36 .. 245 233,276
Leidos, Inc., 5.00%, 03/15/36 .......... 280 264,697
Lockheed Martin Corp.
4.50% , 05/15/36 .................. 110 103,958
Series B , 6.15% , 09/01/36 ............ 240 255,832
RTX Corp., 6.05%, 06/01/36 ........... 145 152,703
Textron, Inc., 4.95%, 03/15/36 .......... 215 205,321
2,590,804
Automobiles — 0.5%
General Motors Co., 6.60%, 04/01/36 ..... 430 452,961
Banks — 2.9%
Banco Bilbao Vizcaya Argentaria SA, 5.13%,
03/03/36 ...................... 390 371,925
Banco Santander SA, 5.44%, 04/15/36 ..... 360 352,594
Bank of America NA, 6.00%, 10/15/36 ..... 470 484,205
Citigroup, Inc., 6.13%, 08/25/36 ......... 195 198,079
Cooperatieve Rabobank UA, 5.12%, 06/09/36 250 243,556
HSBC Holdings plc
6.50% , 05/02/36 .................. 595 628,743
Wells Fargo & Co., 5.95%, 12/15/36 ...... 130 130,397
Wells Fargo Bank NA, 5.95%, 08/26/36 .... 235 240,232
2,649,731
Beverages — 3.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 1,810 1,721,999
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36
(b)
..................... 250 237,528
Diageo Capital plc, 5.88%, 09/30/36 ...... 255 263,023
Maple Parent Holdings Corp., 5.70%,
03/26/36
(a) (b)
.................... 220 218,624
Molson Coors Beverage Co., 5.50%, 07/08/36 370 363,310
2,804,484
Biotechnology — 1.8%
AbbVie, Inc.
4.75% , 03/15/36 .................. 525 502,361
4.30% , 05/14/36 .................. 355 327,896
Amgen, Inc., 4.85%, 02/19/36 .......... 655 627,513
Gilead Sciences, Inc., 4.00%, 09/01/36 .... 245 219,857
1,677,627
Broadline Retail — 2.8%
Amazon.com, Inc.
4.88% , 03/13/36
(b)
................. 1,910 1,824,156
5.30% , 07/09/36 .................. 795 780,766
2,604,922
Building Products — 0.8%
Amrize Finance US LLC, 7.13%, 07/15/36 ... 165 183,610
CRH America Finance, Inc., 5.00%, 02/09/36 . 330 316,544
Johnson Controls International plc, 6.00%,
01/15/36 ...................... 140 146,497
Owens Corning, 7.00%, 12/01/36
(c)
....... 115 126,570
773,221
Capital Markets — 2.9%
Affiliated Managers Group, Inc., 5.50%, 02/15/36 170 164,728
Ameriprise Financial, Inc., 5.35%, 06/15/36 .. 170 166,320
Blackstone Reg Finance Co. LLC, 4.95%,
02/15/36
(b)
..................... 180 171,496
Brookfield Asset Management Ltd., 5.30%,
01/15/36
(b)
..................... 330 316,352
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Brookfield Finance, Inc., 5.33%, 01/15/36 ... USD 200 $ 193,031
Goldman Sachs Group, Inc. (The), 6.45%,
05/01/36 ...................... 240 250,399
Jefferies Financial Group, Inc.
6.25% , 01/15/36 .................. 205 205,916
5.50% , 02/15/36
(b)
................. 520 492,025
MSCI, Inc., 5.15%, 03/15/36
(b)
.......... 185 175,559
Nomura Holdings, Inc., 5.55%, 07/14/36 .... 335 328,548
TPG Operating Group II LP, 5.38%, 01/15/36 . 200 192,451
2,656,825
Chemicals — 1.6%
Dow Chemical Co. (The), 5.65%, 03/15/36 .. 245 240,775
Ecolab, Inc., 5.35%, 06/15/36 .......... 500 498,713
LYB International Finance III LLC, 5.88%,
01/15/36
(b)
..................... 375 372,336
Nutrien Ltd.
5.35% , 05/29/36 .................. 185 180,803
5.88% , 12/01/36 .................. 175 177,148
1,469,775
Commercial Services & Supplies — 0.3%
Republic Services, Inc., 5.00%, 07/15/36 ... 100 97,237
Waste Connections, Inc., 4.80%, 07/15/36 ... 200 191,210
288,447
Construction Materials — 0.8%
Cemex SAB de CV, 5.75%, 06/05/36 ...... 465 453,479
Eagle Materials, Inc., 5.00%, 03/15/36 ..... 260 244,912
698,391
Consumer Finance — 1.0%
American Honda Finance Corp., 5.10%,
01/08/36 ...................... 175 168,561
Ford Motor Credit Co. LLC, 6.47%, 05/22/36 . 375 376,051
General Motors Financial Co., Inc., 5.45%,
01/08/36 ...................... 205 200,159
Toyota Motor Credit Corp., Series B, 4.80%,
01/11/36 ...................... 160 153,698
898,469
Consumer Staples Distribution & Retail — 0.8%
Sysco Corp., 4.95%, 03/25/36 .......... 215 202,533
Target Corp., 5.25%, 02/15/36 .......... 180 179,659
Walmart, Inc., 4.75%, 04/30/36 ......... 320 311,200
693,392
Containers & Packaging — 0.6%
Amcor Flexibles North America, Inc., 5.13%,
03/12/36
(b)
..................... 300 289,337
Smurfit Westrock Financing DAC, 5.19%,
01/15/36 ...................... 310 300,701
590,038
Diversified Consumer Services — 0.2%
President & Fellows of Harvard College, 5.26%,
03/15/36 ...................... 145 146,868
Diversified REITs — 0.3%
GLP Capital LP, 5.63%, 03/01/36 ........ 260 249,559
WP Carey, Inc., 5.20%, 09/15/36 ........ 60 57,812
307,371
Diversified Telecommunication Services — 5.8%
AT&T, Inc.
5.13% , 04/30/36
(b)
................. 460 438,227
5.25% , 10/30/36 .................. 620 590,552
Bell Telephone Co. of Canada or Bell Canada,
5.45%, 11/15/36 ................. 260 250,990
Comcast Corp., 3.20%, 07/15/36 ........ 380 307,055

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2036 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Space Exploration Technologies Corp., 5.88%,
07/15/36
(a)
..................... USD 1,990 $ 1,860,613
Telefonica Emisiones SA, 7.05%, 06/20/36 .. 685 737,135
Verizon Communications, Inc.
4.27% , 01/15/36 .................. 485 433,892
5.00% , 01/15/36 .................. 785 744,729
5,363,193
Electric Utilities — 10.4%
AEP Texas, Inc., Series Q, 5.20%, 04/15/36 .. 265 255,948
AEP Transmission Co. LLC, 5.25%, 06/01/36 . 175 171,997
Arizona Public Service Co., 5.10%, 03/15/36 . 240 231,235
Baltimore Gas & Electric Co., 6.35%, 10/01/36 115 121,637
CenterPoint Energy Houston Electric LLC,
Series AR, 4.85%, 04/01/36 .......... 290 277,536
Cleveland Electric Illuminating Co. (The), 5.95%,
12/15/36 ...................... 90 91,319
Commonwealth Edison Co., 5.90%, 03/15/36 . 190 196,290
DTE Electric Co., Series A, 4.85%, 03/01/36 . 355 339,214
Duke Energy Carolinas LLC, 5.15%, 06/15/36 245 239,309
Duke Energy Indiana LLC, Series DDDD, 4.95%,
03/15/36 ...................... 215 206,863
Entergy Arkansas LLC, 4.95%, 01/15/36 .... 170 163,284
Entergy Louisiana LLC, 4.90%, 04/15/36 ... 260 248,335
Entergy Mississippi LLC, 5.05%, 04/15/36 ... 235 225,964
Entergy Texas, Inc., 5.20%, 06/15/36 ...... 180 174,625
Evergy Kansas Central, Inc., 5.30%, 07/01/36 90 88,530
Exelon Corp., 4.95%, 03/15/36 .......... 295 279,991
Florida Power & Light Co.
4.70% , 02/15/36 .................. 250 236,692
5.13% , 06/01/36 .................. 210 205,489
Iberdrola International BV, 6.75%, 07/15/36
(b)
. 190 208,375
Idaho Power Co., 4.85%, 03/01/36 ....... 155 147,677
Jersey Central Power & Light Co., 5.15%,
01/15/36 ...................... 200 194,206
MidAmerican Energy Co., 5.80%, 10/15/36 .. 125 129,040
Nevada Power Co., Series N, 6.65%, 04/01/36 135 145,064
Northern States Power Co.
4.85% , 05/15/36 .................. 280 268,632
6.25% , 06/01/36 .................. 110 116,429
NSTAR Electric Co., 5.20%, 05/15/36 ..... 110 108,156
Ohio Edison Co., 6.88%, 07/15/36 ....... 105 115,365
Pacific Gas & Electric Co., 5.20%, 05/01/36 .. 415 395,023
Pacific Gas and Electric Co.
5.60% , 08/15/36 .................. 255 250,051
5.85% , 11/01/36 .................. 200 199,537
PacifiCorp
5.80% , 04/15/36 .................. 285 285,804
6.10% , 08/01/36 .................. 135 136,846
PECO Energy Co., 5.95%, 10/01/36 ...... 175 181,180
Public Service Co. of Colorado, 5.05%,
06/15/36
(b)
..................... 230 221,889
Public Service Co. of Oklahoma, 5.45%,
01/15/36 ...................... 335 330,690
Southern California Edison Co., 5.63%, 02/01/36 145 142,380
Southern Co. (The), 4.25%, 07/01/36 ...... 220 198,367
Southwestern Electric Power Co., 5.20%,
04/01/36
(b)
..................... 230 222,154
Southwestern Public Service Co., 5.30%,
08/15/36 ...................... 165 160,830
Union Electric Co., 4.80%, 03/15/36 ...... 175 166,680
Virginia Electric & Power Co.
Series B , 6.00% , 01/15/36 ............ 245 252,578
4.95% , 03/15/36 .................. 485 461,586
Vistra Operations Co. LLC, 5.55%, 04/30/36
(a) (b)
485 472,018
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Wisconsin Electric Power Co.
5.10% , 06/15/36
(b)
................. USD 25 $ 24,503
5.70% , 12/01/36 .................. 165 169,631
Xcel Energy, Inc., 6.50%, 07/01/36 ....... 85 89,686
9,548,635
Electrical Equipment — 1.7%
Eaton Corp., 4.80%, 03/06/36 .......... 715 685,545
GE Vernova, Inc., 4.88%, 02/04/36 ....... 410 394,023
Hubbell, Inc., 5.15%, 06/15/36 .......... 270 262,319
Vertiv Holdings Co., 4.85%, 03/15/36 ...... 275 259,387
1,601,274
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., 4.63%, 02/15/36 ........ 615 579,718
Tyco Electronics Group SA, 4.88%, 02/09/36 . 195 186,799
766,517
Energy Equipment & Services — 1.3%
Baker Hughes Holdings LLC, 5.00%, 06/15/36 685 657,713
Patterson-UTI Energy, Inc., 6.05%, 05/15/36 . 190 186,767
Schlumberger Investment SA, 5.15%, 05/07/36 355 347,029
1,191,509
Entertainment — 0.6%
Netflix, Inc., 5.25%, 08/15/36 ........... 190 187,271
Walt Disney Co. (The), 4.63%, 03/14/36 .... 390 370,112
557,383
Financial Services — 1.5%
Apollo Global Management, Inc., 5.70%,
03/30/36 ...................... 290 286,082
HA Sustainable Infrastructure Capital, Inc.,
6.00%, 03/15/36 ................. 115 111,161
Mastercard, Inc., 5.00%, 06/08/36 ........ 290 282,894
PayPal Holdings, Inc., 5.55%, 06/01/36 .... 195 191,593
Visa, Inc., 4.70%, 02/12/36 ............ 245 236,942
Voya Financial, Inc., 5.05%, 03/02/36 ..... 120 113,987
Western Union Co. (The), 6.20%, 11/17/36
(b)
. 180 182,531
1,405,190
Food Products — 0.9%
Bunge Ltd. Finance Corp., 5.15%, 03/19/36 .. 230 223,648
JBS NV, 5.50%, 01/15/36 ............. 440 430,109
Tyson Foods, Inc., 4.95%, 02/20/36 ....... 140 133,400
787,157
Gas Utilities — 0.2%
National Fuel Gas Co., 5.50%, 05/15/36 .... 165 160,040
Ground Transportation — 1.3%
Burlington Northern Santa Fe LLC, 6.20%,
08/15/36 ...................... 135 143,779
Canadian National Railway Co.
4.95% , 05/12/36 .................. 145 141,324
6.20% , 06/01/36 .................. 160 170,094
CSX Corp., 6.00%, 10/01/36 ........... 200 210,082
Fedex Freight Holding Co., Inc., 5.25%,
03/15/36
(a)
..................... 365 348,206
Union Pacific Corp., 2.89%, 04/06/36 ...... 230 190,022
1,203,507
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories
4.65% , 03/15/36 .................. 1,300 1,234,906
4.75% , 11/30/36
(b)
................. 580 553,457
Augusta SpinCo Corp., 5.25%, 03/23/36 .... 250 245,515
2,033,878

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2036 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 2.9%
Aetna, Inc., 6.63%, 06/15/36 ........... USD 310 $ 330,973
Cencora, Inc., 4.90%, 02/13/36 ......... 330 315,939
Cigna Group (The), 5.25%, 01/15/36 ...... 540 529,588
Elevance Health, Inc.
5.00% , 01/15/36 .................. 360 346,332
5.85% , 01/15/36 .................. 110 111,748
HCA, Inc., 5.30%, 05/15/36 ............ 455 441,009
Novant Health, Inc., 2.64%, 11/01/36 ...... 95 74,487
Quest Diagnostics, Inc., 5.00%, 06/30/36 ... 185 178,298
UnitedHealth Group, Inc., 5.80%, 03/15/36 .. 315 324,955
2,653,329
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.
5.25% , 03/15/36 .................. 275 263,674
5.25% , 05/15/36 .................. 145 138,890
Ventas Realty LP, 5.00%, 02/15/36 ....... 205 196,723
599,287
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., 5.25%, 03/16/36 ........... 310 302,109
Booking Holdings, Inc., 5.38%, 05/07/36 .... 285 280,460
Expedia Group, Inc., 5.50%, 04/15/36 ..... 375 363,833
McDonald's Corp., 5.00%, 02/13/36 ....... 255 249,368
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36 505 489,043
1,684,813
Household Durables — 0.3%
PulteGroup, Inc., 4.90%, 03/01/36 ........ 135 128,961
Sony Group Corp., 5.09%, 06/30/36 ...... 130 126,778
255,739
Household Products — 0.2%
Clorox Co. (The), 5.25%, 05/15/36 ....... 170 165,372
Independent Power and Renewable Electricity Producers — 0.3%
Constellation Energy Generation LLC, 5.30%,
06/01/36 ...................... 275 267,077
Industrial REITs — 0.3%
Prologis LP, 4.90%, 06/15/36 ........... 275 262,906
Insurance — 3.5%
AEGON Funding Co. LLC, 5.63%, 05/07/36 .. 185 180,257
Aflac, Inc., 5.15%, 05/14/36
(b)
.......... 175 171,200
Allstate Corp. (The), 5.95%, 04/01/36
(b)
..... 145 149,937
Arch Capital Group Ltd., 5.25%, 06/15/36 ... 230 224,787
Assurant, Inc., 5.55%, 02/15/36 ......... 95 92,851
Chubb INA Holdings LLC
6.70% , 05/15/36 .................. 165 180,324
5.30% , 05/20/36 .................. 210 208,034
Hartford Insurance Group, Inc. (The), 5.95%,
10/15/36 ...................... 125 128,277
Loews Corp., 4.94%, 04/01/36 .......... 205 195,692
Marsh & McLennan Cos., Inc., 4.95%, 03/15/36 220 211,993
Mercury General Corp., 6.25%, 06/15/36 ... 160 159,246
Old Republic International Corp., 5.70%,
06/01/36 ...................... 195 191,565
Principal Financial Group, Inc., 6.05%, 10/15/36 190 197,336
Progressive Corp. (The), 5.15%, 03/26/36 ... 370 362,197
Prudential Financial, Inc., 5.70%, 12/14/36 .. 205 207,669
RLI Corp., 5.38%, 06/01/36 ............ 125 119,654
Travelers Cos., Inc. (The), 6.75%, 06/20/36 .. 155 170,565
Willis North America, Inc., 5.15%, 03/15/36 .. 95 91,096
3,242,680
Security
Par (000)
Par (000) Value
Interactive Media & Services — 3.8%
(b)
Alphabet, Inc., 4.80%, 02/15/36 ......... USD 1,495 $ 1,427,633
Meta Platforms, Inc., 5.25%, 05/15/36 ..... 2,125 2,037,320
3,464,953
IT Services — 0.6%
Accenture Capital, Inc., 5.60%, 07/10/36 .... 260 257,313
International Business Machines Corp., 4.95%,
02/03/36 ...................... 340 320,536
577,849
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc., 4.90%, 02/12/36 470 454,351
Machinery — 0.9%
Caterpillar, Inc., 6.05%, 08/15/36
(b)
....... 180 192,042
Flowserve Corp., 5.70%, 05/15/36 ....... 170 166,177
Fortive Corp., 5.25%, 05/15/36 .......... 170 165,314
Kennametal, Inc., 5.80%, 05/28/36 ....... 120 118,602
Xylem, Inc., 5.45%, 06/01/36 ........... 180 180,028
822,163
Media — 0.5%
Omnicom Group, Inc., 5.30%, 06/02/36
(b)
... 245 232,767
WPP 2025 LLC, 6.50%, 03/30/36 ........ 210 204,001
436,768
Metals & Mining — 1.2%
ArcelorMittal SA, 5.38%, 05/19/36 ........ 295 286,715
BHP Billiton Finance USA Ltd., 5.00%, 02/15/36 220 214,871
Southern Copper Corp., 5.35%, 06/24/36 ... 365 355,240
Vale Overseas Ltd., 6.88%, 11/21/36 ...... 265 289,606
1,146,432
Multi-Utilities — 2.8%
Ameren Corp., 5.00%, 05/15/36 ......... 155 148,513
Berkshire Hathaway Energy Co., 6.13%,
04/01/36 ...................... 530 552,070
Consolidated Edison Co. of New York, Inc.
Series 06-A , 5.85% , 03/15/36 ......... 165 169,355
5.15% , 06/15/36
(b)
................. 100 97,493
Series 06-B , 6.20% , 06/15/36 ......... 125 131,271
Consumers Energy Co., 5.13%, 05/01/36 ... 250 244,810
Dominion Energy, Inc., 5.35%, 06/15/36 .... 225 218,886
National Grid plc, 5.41%, 06/09/36 ....... 245 238,840
NiSource, Inc., 5.30%, 05/18/36 ......... 250 244,410
San Diego Gas & Electric Co., Series DDDD,
5.20%, 03/15/36 ................. 270 263,540
Sempra, 5.25%, 03/15/36 ............. 275 265,471
2,574,659
Office REITs — 0.2%
Kilroy Realty LP, 6.25%, 01/15/36 ........ 165 164,277
Oil, Gas & Consumable Fuels — 8.4%
Antero Resources Corp., 5.40%, 02/01/36 ... 246 236,797
Boardwalk Pipelines LP, 5.38%, 02/15/36 ... 220 214,456
Burlington Resources LLC, 5.95%, 10/15/36 . 85 88,478
Cenovus Energy, Inc., 5.40%, 03/20/36 .... 195 190,061
Cheniere Energy Partners LP, 5.35%, 11/30/36
(a)
350 340,144
Cheniere Energy, Inc., 5.20%, 07/30/36
(a)
... 370 357,780
Enbridge, Inc., 5.45%, 03/27/36 ......... 395 390,906
Energy Transfer LP
5.35% , 01/15/36 .................. 355 347,019
6.63% , 10/15/36 .................. 160 169,713
Enterprise Products Operating LLC, 5.20%,
01/15/36 ...................... 490 481,995
EOG Resources, Inc., 5.35%, 01/15/36 .... 427 423,720
Kinder Morgan, Inc., 5.55%, 08/01/36 ..... 275 273,010
MPLX LP, 5.30%, 04/01/36 ............ 390 377,434

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2036 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp., 6.45%, 09/15/36 USD 575 $ 605,477
ONEOK Partners LP, 6.65%, 10/01/36 ..... 205 218,016
Plains All American Pipeline LP, 5.60%, 01/15/36 360 354,468
Shell Finance US, Inc., 4.75%, 01/06/36
(b)
... 380 365,273
Targa Resources Corp.
5.65% , 02/15/36 .................. 265 264,399
5.40% , 07/30/36 .................. 370 360,725
TotalEnergies Capital USA LLC, 4.86%, 01/13/36 265 254,777
TransCanada PipeLines Ltd., 5.85%, 03/15/36 150 152,950
Transcontinental Gas Pipe Line Co. LLC, 5.10%,
03/15/36 ...................... 350 338,948
Valero Energy Corp., 5.15%, 03/10/36 ..... 315 304,473
Western Midstream Operating LP, 5.70%,
07/01/36 ...................... 195 192,440
Williams Cos., Inc. (The), 5.15%, 03/15/36 .. 435 418,321
7,721,780
Paper & Forest Products — 0.4%
Suzano Netherlands BV, 5.50%, 01/15/36 ... 340 325,052
Passenger Airlines — 0.3%
United Airlines Pass-Through Trust, Series 2023-
1, Class A, 5.80%, 01/15/36 .......... 302 308,556
Pharmaceuticals — 3.1%
Astrazeneca Finance LLC, 4.60%, 03/02/36 .. 290 275,071
Eli Lilly & Co., 4.85%, 05/20/36 ......... 490 474,087
Johnson & Johnson, 3.55%, 03/01/36 ..... 295 262,006
Merck & Co., Inc., 5.20%, 05/22/36 ....... 485 481,178
Merck Sharp & Dohme LLC, 5.75%, 11/15/36 . 160 168,102
Novartis Capital Corp., 4.90%, 03/18/36 .... 770 748,181
Pfizer, Inc., 4.00%, 12/15/36 ........... 355 318,635
Wyeth LLC, 6.00%, 02/15/36 ........... 165 172,048
2,899,308
Professional Services — 1.2%
Automatic Data Processing, Inc., 5.00%,
05/07/36 ...................... 365 355,081
Broadridge Financial Solutions, Inc., 5.75%,
05/15/36 ...................... 195 191,900
Jacobs Solutions, Inc., 5.38%, 03/03/36 .... 175 168,438
Mobility Global, Inc., 6.05%, 06/15/36
(a)
.... 260 255,754
Verisk Analytics, Inc., 5.13%, 03/15/36 ..... 160 152,406
1,123,579
Real Estate Management & Development — 0.3%
CBRE Services, Inc., 5.25%, 06/01/36 ..... 305 294,515
Residential REITs — 0.4%
Camden Property Trust, 4.90%, 02/28/36 ... 180 172,048
Essential Properties LP, 5.38%, 07/15/36 ... 90 87,195
Essex Portfolio LP, 4.88%, 02/15/36 ...... 105 99,725
358,968
Retail REITs — 0.4%
Brixmor Operating Partnership LP, 5.38%,
06/15/36 ...................... 150 146,182
Kimco Realty OP LLC, 5.30%, 02/01/36 .... 180 178,667
324,849
Semiconductors & Semiconductor Equipment — 4.9%
Applied Materials, Inc., 4.60%, 01/15/36 .... 210 197,951
Broadcom, Inc.
4.95% , 01/15/36 .................. 480 450,505
4.80% , 02/15/36 .................. 785 725,709
3.19% , 11/15/36 .................. 910 724,727
Intel Corp., 5.30%, 05/15/36 ........... 790 762,931
Marvell Technology, Inc., 5.30%, 04/15/36 ... 330 317,991
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp., 4.95%, 06/15/36 ......... USD 1,355 $ 1,294,644
4,474,458
Software — 5.2%
Intuit, Inc., 5.50%, 06/15/36 ............ 325 317,683
Microsoft Corp., 3.45%, 08/08/36
(b)
....... 620 535,899
Oracle Corp.
5.70% , 02/04/36 .................. 1,735 1,607,434
3.85% , 07/15/36 .................. 435 344,412
Salesforce, Inc., 5.55%, 03/15/36 ........ 1,575 1,535,314
ServiceNow, Inc., 5.40%, 05/15/36 ....... 440 428,949
4,769,691
Specialized REITs — 0.1%
Public Storage Operating Co., 5.15%, 08/15/36 50 48,684
Specialty Retail — 0.3%
O'Reilly Automotive, Inc., 5.10%, 03/12/36 ... 295 285,476
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc., 4.50%, 02/23/36
(b)
.......... 340 328,683
Dell International LLC
5.10% , 02/15/36 .................. 505 485,060
8.10% , 07/15/36 .................. 305 353,701
1,167,444
Tobacco — 0.3%
Philip Morris International, Inc., 4.88%, 04/29/36 290 277,727
Trading Companies & Distributors — 0.2%
Sumisho Air Lease Corp., 5.50%, 03/24/36
(a)
. 160 155,807
Water Utilities — 0.5%
American Water Capital Corp., 5.20%, 04/01/36 310 302,888
Essential Utilities, Inc., 5.13%, 03/15/36 .... 130 125,278
428,166
Wireless Telecommunication Services — 0.8%
T-Mobile USA, Inc., 5.00%, 02/15/36 ...... 440 416,951
Vodafone Group plc, 5.35%, 06/18/36 ..... 355 343,575
760,526
Total Long-Term Investments — 98 .2%
(Cost: $ 92,446,739 ) ............................... 90,418,850
Shares
Shares
Short-Term Securities
Money Market Funds — 7.6%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(f)
.................. 6,578,608 6,580,582
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 446,993 446,993
Total Short-Term Securities — 7 .6%
(Cost: $ 7,027,353 ) ............................... 7,027,575
Total Investments — 105 .8%
(Cost: $ 99,474,092 ) ............................... 97,446,425
Liabilities in Excess of Other Assets — (5.8) % ............. (5,372,629)
Net Assets — 100.0% ...............................
$ 92,073,796

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2036 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/25/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 6,580,564
(b)
$ — $ (204) $ 222 $ 6,580,582 6,578,608 $ 2,775
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares — 446,993
(b)
— — — 446,993 446,993 2,196 —
$ (204) $ 222 $ 7,027,575 $ 4,971 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 90,418,850 $ — $ 90,418,850
Short-Term Securities
Money Market Funds ...................................... 7,027,575 — — 7,027,575
$ 7,027,575 $ 90,418,850 $ — $ 97,446,425

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2036 Term Corporate ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust